HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated June 30, 2009

To Fiduciary Shares Prospectus dated December 1, 2008

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

IN ADDITION TO THE OTHER AFFILIATED AND UNAFFILIATED MUTUAL FUNDS AND EQUITY SECURITIES, FIXED INCOME SECURITIES, DERIVATIVES, CASH, CASH EQUIVALENTS AND EXCHANGE TRADED FUNDS IN WHICH THE ASSET ALLOCATION PORTFOLIOS MAY CURRENTLY INVEST, EFFECTIVE IMMEDIATELY, EACH OF THE ASSET ALLOCATION PORTFOLIOS MAY ALSO INVEST IN HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK GENEVA SMALL CAP GROWTH FUND AND HIGHMARK NYSE ARCA TECH 100 INDEX FUND. AS A RESULT, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

1. The section “Other Investment Matters” on pages 84-91 is deleted in its entirety and replaced with the following:

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as “fundamental” in the SAI.

Allocation of Investments of the Asset Allocation Portfolios

Each of the Asset Allocation Portfolios invests its assets primarily in other mutual funds of HighMark Funds and unaffiliated mutual funds, which in turn invest in the stocks and/or bonds of entities in different industries, economic sectors and geographic regions. A description of the investment strategies of all of the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest except for HighMark Diversified Money Market Fund, HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark Geneva Small Cap Growth Fund and HighMark NYSE Arca Tech 100 Index Fund can be found in the individual fund profiles set forth previously in this prospectus. A description of the investment strategies of the Diversified Money Market Fund, the Equity Income Fund, the Geneva Growth Fund, the Geneva Small Cap Growth Fund and the NYSE Arca Tech 100 Index Fund can be found immediately following the table below. In addition, a description of the securities and techniques used by the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest and by the other Funds offered in this prospectus, as well as the main risks they pose, may be found below. For more information about the Diversified Money Market Fund, the Equity Income Fund, the Geneva Growth Fund, the Geneva Small Cap Growth Fund or the NYSE Arca Tech 100 Index Fund see their prospectuses. In addition to the fees and expenses of the Asset Allocation Portfolios, shareholders of the Asset Allocation Portfolios will, unless otherwise waived, indirectly bear the fees and expenses of the underlying mutual funds, including, but not limited to, advisory fees, custodian fees and expenses, transfer agency fees and expenses, shareholder servicing fees and administration fees and expenses. The Asset Allocation Portfolios may also invest in equity securities, fixed income securities, derivatives, cash, cash equivalents and exchange traded funds as permitted by federal law.

HMK-SK-073-0100

HIGH11970020

The Asset Allocation Portfolios target to invest their assets in the underlying funds of HighMark Funds, non-affiliated funds and other investments within the ranges set forth in the following table:

Fund Name	Percentage of Assets Invested in Fund
	Income Plus Allocation Fund	Growth & Income Allocation Fund	Capital Growth Allocation Fund	Diversified Equity Allocation Fund
Core Equity Fund	5-30%	10-50%	15-60%	20-50%
Fundamental Equity Fund	5-30%	10-50%	15-60%	20-50%
Large Cap Growth Fund	0-20%	0-25%	0-30%	0-40%
Large Cap Value Fund	0-20%	0-25%	0-30%	0-40%
Small Cap Advantage Fund	0-10%	0-15%	0-20%	0-20%
Small Cap Value Fund	0-10%	0-15%	0-20%	0-20%
Value Momentum Fund	0-20%	10-30%	15-40%	10-50%
Bond Fund	15-50%	5-40%	0-30%	0%
Short Term Bond Fund	15-50%	5-40%	0-30%	0-5%
Diversified Money Market Fund	0-40%	0-30%	0-20%	0-5%
Cognitive Value Fund	0-5%	0-10%	0-10%	0-20%
Enhanced Growth Fund	0-5%	0-10%	0-10%	0-10%
International Opportunities Fund	0-10%	0-20%	0-25%	0-30%
Equity Income Fund	0-5%	0-10%	0-10%	0-10%
Geneva Growth Fund	0-5%	0-10%	0-10%	0-10%
Geneva Small Cap Growth Fund	0-5%	0-10%	0-10%	0-10%
NYSE Arca Tech 100 Index Fund	0-5%	0-10%	0-10%	0-10%
Non-Affiliated Funds	0-10%	0-10%	0-10%	0-10%
Other Investments	0-15%	0-15%	0-15%	0-15%

Investment Strategies of HighMark Diversified Money Market Fund. HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. “High-quality” securities are those that at least one nationally recognized rating agency such as S&P has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality. In choosing investments for the Fund, the portfolio managers consider several factors, including (1) the outlook for interest rates, (2) buying and selling activity in the high-quality, short-term securities market as a whole and/or individual securities, (3) current imbalances in the supply of high-quality, short-term securities relative to demand, and (4) the appropriateness of particular securities to the Fund’s objectives. To limit the Fund’s interest-rate risk, the Fund’s managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days. Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund’s assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund’s shareholders.

Investment Strategies of HighMark Equity Income Fund. HighMark Equity Income Fund seeks a total return from income and capital appreciation. To pursue this goal, the Fund seeks to invest in stocks that provide a dividend yield that is generally greater than the average yield for each stock’s representative Global Industry Classification Standard (“GICS”) sector and provide exposure across major sectors of the domestic equity market, as defined by GICS. The sub-adviser, Ziegler Capital Management, LLC, uses a stock selection process that begins by identifying U.S. dividend paying stocks within a market capitalization range that reflects that of the Russell 1000 Value Index (the “investable universe”). The sub-adviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The sub-adviser ranks each stock within each of the GICS industry sectors by its dividend yield – highest dividend yield to lowest dividend yield. The sub-adviser seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry sector. The sub-adviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, ADRs and index futures contracts and index options, including options on futures contracts, and other derivatives. The Fund also may invest in exchange-traded funds and in options on exchange-traded funds. From time to time, the sub-adviser may elect to invest more than 25% of the Fund’s assets in common stocks of companies which operate in the financial services sector.

Investment Strategies of HighMark Geneva Growth Fund. HighMark Geneva Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund seeks to invest under normal market conditions in common stocks of publicly traded companies that the sub-adviser, Geneva Capital Management Ltd., believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management. The Fund’s investment focus is on U.S. companies whose market values are within the market capitalization range of approximately $1 billion to $10 billion at time of purchase, although the Fund may invest in companies outside this range. In selecting growth stocks for the Fund, the sub-adviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company’s financial statements and public disclosures). The sub-adviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). The sub-adviser also seeks to screen out high risk ideas, such as securities that are not traded on U.S. exchanges, turnaround stories, initial public offerings and companies that have less than three years of operating history or do not have earnings. The sub-adviser then focuses on companies that it believes are outperforming or growing faster than others in their industry and applies a proprietary valuation model to determine their values compared to the broader securities markets. Stocks that meet the above criteria are reviewed and approved by the portfolio management team before they are purchased for the Fund. The sub-adviser also seeks industry diversification in its investment approach and seeks to invest in companies that it believes have leading positions in industries that offer growth potential. While it may not always do so, the sub-adviser generally will sell some or all of a company’s stock if: (a) the sub-adviser perceives a major change in the long-term outlook for the company or its industry, (b) the stock becomes extremely overvalued based on the sub-adviser’s proprietary valuation model, (c) the market value of the particular holding represents more than 5% of the Fund’s total assets or (d) more than 25% of the Fund’s total assets are invested in a single industry.

Investment Strategies of HighMark Geneva Small Cap Growth Fund. HighMark Geneva Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund seeks to invest under normal market conditions in common stocks of publicly traded companies that the sub-adviser, Geneva Capital Management Ltd., believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management. The Fund’s investment focus is on U.S. companies whose market values are within the market capitalization range of approximately $250 million to $4 billion at time of purchase, although the Fund may invest in companies outside this range. In selecting growth stocks for the Fund, the sub-adviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company’s financial statements and public disclosures). The sub-adviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). The sub-adviser also seeks to screen out high risk ideas, such as securities that are not traded on U.S. exchanges, turnaround stories, initial public offerings and companies that do not have earnings. The sub-adviser then focuses on companies that it believes are outperforming or growing faster than others in their industry and applies a proprietary valuation model to determine their values compared to the broader securities markets. Stocks that meet the above criteria are reviewed and approved by the portfolio management team before they are purchased for the Fund. The sub-adviser also seeks industry diversification in its investment approach and seeks to invest in companies that offer niche products or services in growing industries. While it may not always do so, the sub-adviser generally will sell some or all of a company’s stock if: (a) the sub-adviser perceives a major change in the long-term outlook for the company or its industry, (b) the stock becomes extremely overvalued based on the sub-adviser’s proprietary valuation model, (c) the market value of the particular holding represents more than 5% of the Fund’s total assets or (d) more than 25% of the Fund’s total assets are invested in a single industry.

Investment Strategies of HighMark NYSE Arca Tech 100 Index Fund. HighMark NYSE Arca Tech 100 Index Fund seeks long-term capital appreciation. To pursue this goal, the Fund seeks to have a total return, before deducting operating expenses, that tracks the total return of the NYSE Arca Tech 100 Index. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. To pursue its principal investment strategy, the Fund under normal market conditions invests primarily in substantially all of the component securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The Fund will seek to invest its assets such that its coefficient of correlation to the NYSE Arca Tech 100 Index will be approximately 90%. The Fund will also under normal market conditions maintain at least 90% of its assets in securities that are included in the NYSE Arca Tech 100 Index, except that the Fund may fall temporarily (i.e. up to five trading days) below 90% if the Fund receives cash inflows that it cannot, or it is imprudent, in the judgment of the sub-adviser, Ziegler Capital Management, LLC, to, invest immediately in securities included in the NYSE Arca Tech 100 Index. The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund will invest more than 25% of its total assets in securities of companies in the technology sector. From time to time, under normal market conditions, up to 5% of the Fund’s assets may be held in cash, cash equivalents or certain short-term, fixed-income securities. These investments will not perform the same as the NYSE Arca Tech 100 Index. In order to achieve performance that more closely replicates the performance of the NYSE Arca Tech 100 Index, the Fund may invest up to 10% of its total assets in exchange-traded index futures contracts and index options, including futures contracts and options on the Nasdaq 100 Index. Subject to regulatory limitations, the Fund may also invest in exchange-traded funds that are based on the Nasdaq 100 Index or, should they become available, on the NYSE Arca Tech 100 Index, or that otherwise track closely to the NYSE Arca Tech 100 Index, and in options on such exchange-traded funds.

License Information. “Archipelago®”, “ARCA®”, “ARCAEX®”, “NYSE®”, “NYSE ARCASM” and “NYSE Arca Tech 100SM” are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. The NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the NYSE Arca Tech 100 Index Fund particularly or the ability of the NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. (“ARCA”) MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Instruments and Risk Types

The Funds, HighMark Diversified Money Market Fund, HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark Geneva Small Cap Growth Fund and HighMark NYSE Arca Tech 100 Index Fund invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds, the Diversified Money Market Fund, the Equity Income Fund, the Geneva Growth Fund, the Geneva Small Cap Growth Fund and the NYSE Arca Tech 100 Index Fund use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds, the Diversified Money Market Fund, the Equity Income Fund, the Geneva Growth Fund, the Geneva Small Cap Growth Fund and the NYSE Arca Tech 100 Index Fund may invest.

FUND NAME	FUND CODE
Balanced Fund	1
Cognitive Value Fund	2
Core Equity Fund	3
Enhanced Growth Fund	4
Fundamental Equity Fund	5
International Opportunities Fund	6
Large Cap Growth Fund	7
Large Cap Value Fund	8
Small Cap Advantage Fund	9
Small Cap Value Fund	10
Value Momentum Fund	11
Bond Fund	12
California Intermediate Tax-Free Bond Fund	13
National Intermediate Tax-Free Bond Fund	14
Short Term Bond Fund	15
Income Plus Allocation Fund	16
Growth & Income Allocation Fund	17
Capital Growth Allocation Fund	18
Diversified Equity Allocation Fund	19
Diversified Money Market Fund	20
Equity Income Fund	21
Geneva Growth Fund	22
Geneva Small Cap Growth Fund	23
NYSE Arca Tech 100 Index Fund	24

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 12, 15-19	Prepayment Market Credit Regulatory

American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars.	1-11, 16-19, 21-24	Market Political Foreign Investment

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.	1, 12-20	Prepayment Market Credit Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-12, 15-24	Credit Liquidity Market

Bonds: Interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.	1-24	Market Credit Prepayment/Call

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price.	1-19, 21-24	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-12, 15-24	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-24	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	1-11, 16-19, 21-24	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	1-11, 16-19, 21-24	Market Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a fund.	1-24	Market Liquidity Management

INSTRUMENT	FUND CODE	RISK TYPE
Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g. puts and calls), options on futures, swap agreements and some mortgage-backed securities.	1-24	Management Market Credit Liquidity Leverage Prepayment/Call Hedging

Exchange-Traded Funds: Exchange-traded funds (“ETFs”) are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UlTs”) but possess some characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange. By investing in an ETF, a fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of the fund.	1-11, 16-19, 21-24	Market Exchange-Traded Funds

Foreign Securities: Stocks issued by foreign companies including American Depositary Receipts (ADRs) and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.	1-12, 15-24	Market Political Foreign Investment Liquidity Emerging Market Call

Forward Foreign Currency Contracts, including Forward Foreign Currency Cross Hedges: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.	1, 3, 5-12, 15-19, 21-24	Management Liquidity Credit Market Political Leverage Foreign Investment

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price.	1-19, 21-24	Management Market Credit Liquidity Leverage

INSTRUMENT	FUND CODE	RISK TYPE
High-Yield/High-Risk Bonds: Bonds rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade bonds. Also called “lower rated bonds,” “noninvestment grade bonds” and “junk bonds.”	1-19, 21-24	Credit Market Liquidity

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the fund has estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.	1-24	Liquidity Market

Initial Public Offerings: Initial public offerings (“IPOs”) are offerings of securities registered under the Securities Act of 1933, the issuer of which, immediately before registration, was not subject to the reporting requirements of Section 13 or Section 15(d) of the Securities Exchange Act of 1934. The volume of IPOs and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the stock market as a whole. When an IPO is brought to the market, availability may be limited and a fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.	1-11, 21-24	Market Liquidity New Public Company Risk Small and Medium- Sized Company Stock Risk Microcap Company Risk

Investment Company Securities: Shares of registered investment companies. These may include HighMark Money Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.	1-24	Market

INSTRUMENT	FUND CODE	RISK TYPE
Investment Grade Securities: Securities rated BBB or higher by S&P; Baa or better by Moody’s; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by a fund’s adviser.	1-24	Market Credit Prepayment/Call

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1-24	Market Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).	1, 12-20	Prepayment Market Credit Regulatory

Municipal Forwards: Forward commitments to purchase tax-exempt bonds with a specific coupon to be delivered by an issuer at a future date (typically more than 45 days but less than one year). Municipal forwards are normally used as a refunding mechanism for bonds that may be redeemed only on a designated future date. Any fund that makes use of municipal forwards will maintain liquid, high-grade securities in a segregated account in an amount at least equal to the purchase price of the municipal forward.	13, 14, 16-19	Market Leverage Liquidity Credit

INSTRUMENT	FUND CODE	RISK TYPE
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities may include revenue bonds, certificates of participation, both taxable and tax exempt private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term obligations such as municipal leases, and obligations of municipal housing authorities (single family revenue bonds). There are two general types of municipal bonds: General-obligation bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues, which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.	13, 14, 16-20	Market Credit Tax Political Regulatory Prepayment/Call

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	1-19, 21-24	Credit Foreign Investment Prepayment/Call

Participation Interests: Interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests are usually structured as some form of indirect ownership that allows a fund to treat the income from the investment as exempt from federal income tax. A fund invests in these interests to obtain credit enhancement on demand features that would be available through direct ownership of the underlying municipal securities.	1, 13, 14, 16-19	Market Liquidity Credit Tax

INSTRUMENT	FUND CODE	RISK TYPE
Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.	1-11, 16-19, 21-24	Market

Real Estate Investment Trusts: Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a REIT, a fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the fund.	1-11, 16-19, 21-24	Market Credit Prepayment/Call

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.	1-24	Market Leverage Counterparty

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-24	Liquidity Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a fund and may have a leveraging effect.	1-24	Market Leverage Counterparty

Securities Lending: The lending of up to 33 1/3% of a fund’s total assets. In return a fund will receive cash, other securities and/or letters of credit.	1-24	Market Leverage Liquidity Credit

Small and Medium-Sized Companies: Small and medium sized companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services as compared to larger companies.	1-11, 22-24	Market Small and Medium- Sized Company Stock Risk

INSTRUMENT	FUND CODE	RISK TYPE
Swap Agreements: A transaction where one security or characteristic of a security is swapped for another. An example is when one party trades newly issued stock for existing bonds with another party.	1-19, 21-24	Management Market Credit Liquidity Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	13, 14, 16-19	Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-12, 15-24	Liquidity Credit Market

Treasury Inflation Protected Securities: Treasury inflation protected securities (“TIPS”) are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.	1-12, 15-19, 21-24	Market Interest Rate

Treasury Receipts: Treasury receipts, Treasury investment growth receipts and certificates of accrual of Treasury securities.	1-24	Market

Unit Investment Trusts: A type of investment vehicle, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.	1-12, 15-19, 21-24	Market

U.S. Government-Sponsored Entity Securities: Securities issued by agencies, authorities, enterprises and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac. Such securities may not be guaranteed or insured by the U.S. government.	1-24	Market Credit Call

INSTRUMENT	FUND CODE	RISK TYPE
U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-24	Market

Variable Amount Master Demand Notes: Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the issuer, they are not normally traded. Although there is no secondary market on these notes, a fund may demand payment of principal and accrued interest at specified intervals.	16-20	Credit

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a fund on demand.	1-24	Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	1-11, 16-19, 21-24	Market Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-24	Market Credit Leverage Liquidity

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.	1, 12-20	Market Credit Call

Zero-Coupon Debt Obligations: Bonds and other types of debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.	1-24	Credit Market Zero Coupon

2. The first paragraph of the section “Other Risks” on page 92 is deleted in its entirety and replaced with the following:

Fiduciary shares of the Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Fundamental Equity Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Bond Fund, Short Term Bond Fund, Diversified Money Market Fund, Equity Income Fund, Geneva Growth Fund, Geneva Small Cap Growth Fund and NYSE Arca Tech 100 Index Fund (collectively the “Underlying Funds”) are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund’s asset levels and an Underlying Fund’s then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds’ transaction costs and possibly reducing the Underlying Funds’ performance.

3. The following paragraphs are added to the section “Glossary of Investment Risks” on pages 92-94:

Correlation Risk. Although the NYSE Arca Tech 100 Index Fund’s sub-adviser will attempt to track the performance of the NYSE Arca Tech 100 Index, there can be no assurance that it will be able to do so in all market conditions. For example, the index options and futures used by the NYSE Arca Tech 100 Index Fund’s sub-adviser to equitize the Fund’s cash positions and short-term investments may not precisely track the performance of the NYSE Arca Tech 100 Index. Also, the Fund will incur brokerage commissions and other transaction costs in order to maintain investments that mirror the NYSE Arca Tech 100 Index, and will incur advisory and other service fees and operating costs and expenses that will reduce the total return of the Fund as compared to that of the NYSE Arca Tech 100 Index.

Options and Futures Strategies. Losses associated with index futures contracts and index options in which a fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for a fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by a fund. A fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position.

Qualified Dividends Risk. Although it is expected that most of the dividends paid from a fund’s investment income will generally be considered “qualified dividend income” and taxed at a 15% federal income tax rate under current law (which is subject to change), some of the dividends will not be so qualified and will be subject to tax at ordinary income rates. Changes to tax laws that increase taxes on dividends could reduce the value of securities that pay dividends, and thus the value of an investment in a fund. Distributions from real estate investment trusts (REITs) held by a fund will generally not constitute qualified dividend income.

Stock Selection Risk. The adviser’s or sub-adviser’s strategy for selecting common stocks for purchase depends on the ability of the adviser or sub-adviser to select stocks that demonstrate income production and long-term capital appreciation. A fund is subject to the risk that the adviser’s or sub-adviser’s stock selections may not achieve the desired long-term capital appreciation or growth, or may even decline in value. Additionally, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole.

4. The paragraph titled “Small-Company Stock Risk” on pages 93-94 in the section “Glossary of Investment Risks” is deleted in its entirety and replaced with the following:

Small and Medium-Sized Company Stock Risk. Investing in small- and medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many small- and medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small- and medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small- and medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a fund that concentrates on small- or medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated June 30, 2009

To Retail Shares Prospectus dated December 1, 2008

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

IN ADDITION TO THE OTHER AFFILIATED AND UNAFFILIATED MUTUAL FUNDS AND EQUITY SECURITIES, FIXED INCOME SECURITIES, DERIVATIVES, CASH, CASH EQUIVALENTS AND EXCHANGE TRADED FUNDS IN WHICH THE ASSET ALLOCATION PORTFOLIOS MAY CURRENTLY INVEST, EFFECTIVE IMMEDIATELY, EACH OF THE ASSET ALLOCATION PORTFOLIOS MAY ALSO INVEST IN HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK GENEVA SMALL CAP GROWTH FUND AND HIGHMARK NYSE ARCA TECH 100 INDEX FUND. AS A RESULT, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

1. The section “Other Investment Matters” on pages 97-104 is deleted in its entirety and replaced with the following:

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as “fundamental” in the SAI.

Allocation of Investments of the Asset Allocation Portfolios

Each of the Asset Allocation Portfolios invests its assets primarily in other mutual funds of HighMark Funds and unaffiliated mutual funds, which in turn invest in the stocks and/or bonds of entities in different industries, economic sectors and geographic regions. A description of the investment strategies of all of the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest except for HighMark Diversified Money Market Fund, HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark Geneva Small Cap Growth Fund and HighMark NYSE Arca Tech 100 Index Fund can be found in the individual fund profiles set forth previously in this prospectus. A description of the investment strategies of the Diversified Money Market Fund, the Equity Income Fund, the Geneva Growth Fund, the Geneva Small Cap Growth Fund and the NYSE Arca Tech 100 Index Fund can be found immediately following the table below. In addition, a description of the securities and techniques used by the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest and by the other Funds offered in this prospectus, as well as the main risks they pose, may be found below. For more information about the Diversified Money Market Fund, the Equity Income Fund, the Geneva Growth Fund, the Geneva Small Cap Growth Fund or the NYSE Arca Tech 100 Index Fund see their prospectuses. In addition to the fees and expenses of the Asset Allocation Portfolios, shareholders of the Asset Allocation Portfolios will, unless otherwise waived, indirectly bear the fees and expenses of the underlying mutual funds, including, but not limited to, advisory fees, custodian fees and expenses, transfer agency fees and expenses, shareholder servicing fees and administration fees and expenses. The Asset Allocation Portfolios may also invest in equity securities, fixed income securities, derivatives, cash, cash equivalents and exchange traded funds as permitted by federal law.

HMK-SK-072-0100

HIGH11970010

The Asset Allocation Portfolios target to invest their assets in the underlying funds of HighMark Funds, non-affiliated funds and other investments within the ranges set forth in the following table:

Percentage of Assets Invested in Fund
Fund Name	Income Plus Allocation Fund	Growth & Income Allocation Fund	Capital Growth Allocation Fund	Diversified Equity Allocation Fund
Core Equity Fund	5-30%	10-50%	15-60%	20-50%
Fundamental Equity Fund	5-30%	10-50%	15-60%	20-50%
Large Cap Growth Fund	0-20%	0-25%	0-30%	0-40%
Large Cap Value Fund	0-20%	0-25%	0-30%	0-40%
Small Cap Advantage Fund	0-10%	0-15%	0-20%	0-20%
Small Cap Value Fund	0-10%	0-15%	0-20%	0-20%
Value Momentum Fund	0-20%	10-30%	15-40%	10-50%
Bond Fund	15-50%	5-40%	0-30%	0%
Short Term Bond Fund	15-50%	5-40%	0-30%	0-5%
Diversified Money Market Fund	0-40%	0-30%	0-20%	0-5%
Cognitive Value Fund	0-5%	0-10%	0-10%	0-20%
Enhanced Growth Fund	0-5%	0-10%	0-10%	0-10%
International Opportunities Fund	0-10%	0-20%	0-25%	0-30%
Equity Income Fund	0-5%	0-10%	0-10%	0-10%
Geneva Growth Fund	0-5%	0-10%	0-10%	0-10%
Geneva Small Cap Growth Fund	0-5%	0-10%	0-10%	0-10%
NYSE Arca Tech 100 Index Fund	0-5%	0-10%	0-10%	0-10%
Non-Affiliated Funds	0-10%	0-10%	0-10%	0-10%
Other Investments	0-15%	0-15%	0-15%	0-15%

Investment Strategies of HighMark Diversified Money Market Fund. HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. “High-quality” securities are those that at least one nationally recognized rating agency such as S&P has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality. In choosing investments for the Fund, the portfolio managers consider several factors, including (1) the outlook for interest rates, (2) buying and selling activity in the high-quality, short-term securities market as a whole and/or individual securities, (3) current imbalances in the supply of high-quality, short-term securities relative to demand, and (4) the appropriateness of particular securities to the Fund’s objectives. To limit the Fund’s interest-rate risk, the Fund’s managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days. Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund’s assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund’s shareholders.

Investment Strategies of HighMark Equity Income Fund. HighMark Equity Income Fund seeks a total return from income and capital appreciation. To pursue this goal, the Fund seeks to invest in stocks that provide a dividend yield that is generally greater than the average yield for each stock’s representative Global Industry Classification Standard (“GICS”) sector and provide exposure across major sectors of the domestic equity market, as defined by GICS. The sub-adviser, Ziegler Capital Management, LLC, uses a stock selection process that begins by identifying U.S. dividend paying stocks within a market capitalization range that reflects that of the Russell 1000 Value Index (the “investable universe”). The sub-adviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The sub-adviser ranks each stock within each of the GICS industry sectors by its dividend yield – highest dividend yield to lowest dividend yield. The sub-adviser seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry sector. The sub-adviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, ADRs and index futures contracts and index options, including options on futures contracts, and other derivatives. The Fund also may invest in exchange-traded funds and in options on exchange-traded funds. From time to time, the sub-adviser may elect to invest more than 25% of the Fund’s assets in common stocks of companies which operate in the financial services sector.

Investment Strategies of HighMark Geneva Growth Fund. HighMark Geneva Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund seeks to invest under normal market conditions in common stocks of publicly traded companies that the sub-adviser, Geneva Capital Management Ltd., believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management. The Fund’s investment focus is on U.S. companies whose market values are within the market capitalization range of approximately $1 billion to $10 billion at time of purchase, although the Fund may invest in companies outside this range. In selecting growth stocks for the Fund, the sub-adviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company’s financial statements and public disclosures). The sub-adviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). The sub-adviser also seeks to screen out high risk ideas, such as securities that are not traded on U.S. exchanges, turnaround stories, initial public offerings and companies that have less than three years of operating history or do not have earnings. The sub-adviser then focuses on companies that it believes are outperforming or growing faster than others in their industry and applies a proprietary valuation model to determine their values compared to the broader securities markets. Stocks that meet the above criteria are reviewed and approved by the portfolio management team before they are purchased for the Fund. The sub-adviser also seeks industry diversification in its investment approach and seeks to invest in companies that it believes have leading positions in industries that offer growth potential. While it may not always do so, the sub-adviser generally will sell some or all of a company’s stock if: (a) the sub-adviser perceives a major change in the long-term outlook for the company or its industry, (b) the stock becomes extremely overvalued based on the sub-adviser’s proprietary valuation model, (c) the market value of the particular holding represents more than 5% of the Fund’s total assets or (d) more than 25% of the Fund’s total assets are invested in a single industry.

Investment Strategies of HighMark Geneva Small Cap Growth Fund. HighMark Geneva Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund seeks to invest under normal market conditions in common stocks of publicly traded companies that the sub-adviser, Geneva Capital Management Ltd., believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, the ability to increase market share, strong earnings growth potential and experienced management. The Fund’s investment focus is on U.S. companies whose market values are within the market capitalization range of approximately $250 million to $4 billion at time of purchase, although the Fund may invest in companies outside this range. In selecting growth stocks for the Fund, the sub-adviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company’s financial statements and public disclosures). The sub-adviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). The sub-adviser also seeks to screen out high risk ideas, such as securities that are not traded on U.S. exchanges, turnaround stories, initial public offerings and companies that do not have earnings. The sub-adviser then focuses on companies that it believes are outperforming or growing faster than others in their industry and applies a proprietary valuation model to determine their values compared to the broader securities markets. Stocks that meet the above criteria are reviewed and approved by the portfolio management team before they are purchased for the Fund. The sub-adviser also seeks industry diversification in its investment approach and seeks to invest in companies that offer niche products or services in growing industries. While it may not always do so, the sub-adviser generally will sell some or all of a company’s stock if: (a) the sub-adviser perceives a major change in the long-term outlook for the company or its industry, (b) the stock becomes extremely overvalued based on the sub-adviser’s proprietary valuation model, (c) the market value of the particular holding represents more than 5% of the Fund’s total assets or (d) more than 25% of the Fund’s total assets are invested in a single industry.

Investment Strategies of HighMark NYSE Arca Tech 100 Index Fund. HighMark NYSE Arca Tech 100 Index Fund seeks long-term capital appreciation. To pursue this goal, the Fund seeks to have a total return, before deducting operating expenses, that tracks the total return of the NYSE Arca Tech 100 Index. The NYSE Arca Tech 100 Index, which consists of at least 100 individual technology-related securities, is a price-weighted index of stocks of companies from different industries that produce or deploy innovative technologies to conduct their business. To pursue its principal investment strategy, the Fund under normal market conditions invests primarily in substantially all of the component securities included in the NYSE Arca Tech 100 Index in approximately the same proportions as they are represented in the NYSE Arca Tech 100 Index. The Fund will seek to invest its assets such that its coefficient of correlation to the NYSE Arca Tech 100 Index will be approximately 90%. The Fund will also under normal market conditions maintain at least 90% of its assets in securities that are included in the NYSE Arca Tech 100 Index, except that the Fund may fall temporarily (i.e. up to five trading days) below 90% if the Fund receives cash inflows that it cannot, or it is imprudent, in the judgment of the sub-adviser, Ziegler Capital Management, LLC, to, invest immediately in securities included in the NYSE Arca Tech 100 Index. The largest component of the NYSE Arca Tech 100 Index consists of companies in the technology sector, such as companies in the software, hardware and semiconductor industries. However, the NYSE Arca Tech 100 Index also includes companies in numerous other industries, such as aerospace and defense, health care equipment, biotechnology and others. Because the NYSE Arca Tech 100 Index includes securities from several technology industries, the Fund will invest more than 25% of its total assets in securities of companies in the technology sector. From time to time, under normal market conditions, up to 5% of the Fund’s assets may be held in cash, cash equivalents or certain short-term, fixed-income securities. These investments will not perform the same as the NYSE Arca Tech 100 Index. In order to achieve performance that more closely replicates the performance of the NYSE Arca Tech 100 Index, the Fund may invest up to 10% of its total assets in exchange-traded index futures contracts and index options, including futures contracts and options on the Nasdaq 100 Index. Subject to regulatory limitations, the Fund may also invest in exchange-traded funds that are based on the Nasdaq 100 Index or, should they become available, on the NYSE Arca Tech 100 Index, or that otherwise track closely to the NYSE Arca Tech 100 Index, and in options on such exchange-traded funds.

License Information. “Archipelago®”, “ARCA®”, “ARCAEX®”, “NYSE®”, “NYSE ARCASM” and “NYSE Arca Tech 100SM” are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. The NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the NYSE Arca Tech 100 Index Fund particularly or the ability of the NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. (“ARCA”) MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Instruments and Risk Types

The Funds, HighMark Diversified Money Market Fund, HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark Geneva Small Cap Growth Fund and HighMark NYSE Arca Tech 100 Index Fund invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds, the Diversified Money Market Fund, the Equity Income Fund, the Geneva Growth Fund, the Geneva Small Cap Growth Fund and the NYSE Arca Tech 100 Index Fund use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds, the Diversified Money Market Fund, the Equity Income Fund, the Geneva Growth Fund, the Geneva Small Cap Growth Fund and the NYSE Arca Tech 100 Index Fund may invest.

FUND NAME	FUND CODE
Balanced Fund	1
Cognitive Value Fund	2
Core Equity Fund	3
Enhanced Growth Fund	4
Fundamental Equity Fund	5
International Opportunities Fund	6
Large Cap Growth Fund	7
Large Cap Value Fund	8
Small Cap Advantage Fund	9
Small Cap Value Fund	10
Value Momentum Fund	11
Bond Fund	12
California Intermediate Tax-Free Bond Fund	13
National Intermediate Tax-Free Bond Fund	14
Short Term Bond Fund	15
Income Plus Allocation Fund	16
Growth & Income Allocation Fund	17
Capital Growth Allocation Fund	18
Diversified Equity Allocation Fund	19
Diversified Money Market Fund	20
Equity Income Fund	21
Geneva Growth Fund	22
Geneva Small Cap Growth Fund	23
NYSE Arca Tech 100 Index Fund	24

INSTRUMENT	FUND CODE	RISK TYPE
Adjustable Rate Mortgage Loans (ARMs): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	1, 12, 15-19	Prepayment Market Credit Regulatory

American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars.	1-11, 16-19, 21-24	Market Political Foreign Investment

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.	1, 12-20	Prepayment Market Credit Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-12, 15-24	Credit Liquidity Market

Bonds: Interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.	1-24	Market Credit Prepayment/Call

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price.	1-19, 21-24	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-12, 15-24	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-24	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	1-11, 16-19, 21-24	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	1-11, 16-19, 21-24	Market Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a fund.	1-24	Market Liquidity Management

INSTRUMENT	FUND CODE	RISK TYPE
Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g. puts and calls), options on futures, swap agreements and some mortgage-backed securities.	1-24	Management Market Credit Liquidity Leverage Prepayment/Call Hedging

Exchange-Traded Funds: Exchange-traded funds (“ETFs”) are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UlTs”) but possess some characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange. By investing in an ETF, a fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of the fund.	1-11, 16-19, 21-24	Market Exchange-Traded Funds

Foreign Securities: Stocks issued by foreign companies including American Depositary Receipts (ADRs) and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.	1-12, 15-24	Market Political Foreign Investment Liquidity Emerging Market Call

Forward Foreign Currency Contracts, including Forward Foreign Currency Cross Hedges: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.	1, 3, 5-12, 15-19, 21-24	Management Liquidity Credit Market Political Leverage Foreign Investment

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price.	1-19, 21-24	Management Market Credit Liquidity Leverage

High-Yield/High-Risk Bonds: Bonds rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade bonds. Also called “lower rated bonds,” “noninvestment grade bonds” and “junk bonds.”	1-19, 21-24	Credit Market Liquidity

INSTRUMENT	FUND CODE	RISK TYPE
Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the fund has estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.	1-24	Liquidity Market

Initial Public Offerings: Initial public offerings (“IPOs”) are offerings of securities registered under the Securities Act of 1933, the issuer of which, immediately before registration, was not subject to the reporting requirements of Section 13 or Section 15(d) of the Securities Exchange Act of 1934. The volume of IPOs and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the stock market as a whole. When an IPO is brought to the market, availability may be limited and a fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.	1-11, 21-24	Market Liquidity New Public Company Risk Small and Medium- Sized Company Stock Risk Microcap Company Risk

Investment Company Securities: Shares of registered investment companies. These may include HighMark Money Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.	1-24	Market

Investment Grade Securities: Securities rated BBB or higher by S&P; Baa or better by Moody’s; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by a fund’s adviser.	1-24	Market Credit Prepayment/Call

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1-24	Market Credit

INSTRUMENT	FUND CODE	RISK TYPE
Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).	1, 12-20	Prepayment Market Credit Regulatory

Municipal Forwards: Forward commitments to purchase tax-exempt bonds with a specific coupon to be delivered by an issuer at a future date (typically more than 45 days but less than one year). Municipal forwards are normally used as a refunding mechanism for bonds that may be redeemed only on a designated future date. Any fund that makes use of municipal forwards will maintain liquid, high-grade securities in a segregated account in an amount at least equal to the purchase price of the municipal forward.	13, 14, 16-19	Market Leverage Liquidity Credit

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities may include revenue bonds, certificates of participation, both taxable and tax exempt private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term obligations such as municipal leases, and obligations of municipal housing authorities (single family revenue bonds). There are two general types of municipal bonds: General-obligation bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues, which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.	13, 14, 16-20	Market Credit Tax Political Regulatory Prepayment/Call

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	1-19, 21-24	Credit Foreign Investment Prepayment/Call

Participation Interests: Interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests are usually structured as some form of indirect ownership that allows a fund to treat the income from the investment as exempt from federal income tax. A fund invests in these interests to obtain credit enhancement on demand features that would be available through direct ownership of the underlying municipal securities.	1, 13, 14, 16-19	Market Liquidity Credit Tax

INSTRUMENT	FUND CODE	RISK TYPE
Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.	1-11, 16-19, 21-24	Market

Real Estate Investment Trusts: Real estate investment trusts (“REITs”) are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a REIT, a fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the fund.	1-11, 16-19, 21-24	Market Credit Prepayment/Call

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.	1-24	Market Leverage Counterparty

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-24	Liquidity Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a fund and may have a leveraging effect.	1-24	Market Leverage Counterparty

Securities Lending: The lending of up to 33 1/3% of a fund’s total assets. In return a fund will receive cash, other securities and/or letters of credit.	1-24	Market Leverage Liquidity Credit

Small and Medium-Sized Companies: Small and medium sized companies may have relatively lower revenues, limited product lines, less management depth and a lower share of the market for their products or services as compared to larger companies.	1-11, 22-24	Market Small and Medium- Sized Company Stock Risk

Swap Agreements: A transaction where one security or characteristic of a security is swapped for another. An example is when one party trades newly issued stock for existing bonds with another party.	1-19, 21-24	Management Market Credit Liquidity Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	13, 14, 16-19	Credit Liquidity Market Tax

INSTRUMENT	FUND CODE	RISK TYPE
Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-12, 15-24	Liquidity Credit Market

Treasury Inflation Protected Securities: Treasury inflation protected securities (“TIPS”) are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.	1-12, 15-19, 21-24	Market Interest Rate

Treasury Receipts: Treasury receipts, Treasury investment growth receipts and certificates of accrual of Treasury securities.	1-24	Market

Unit Investment Trusts: A type of investment vehicle, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.	1-12, 15-19, 21-24	Market

U.S. Government-Sponsored Entity Securities: Securities issued by agencies, authorities, enterprises and instrumentalities of the U.S. government. These include Ginnie Mae, Fannie Mae and Freddie Mac. Such securities may not be guaranteed or insured by the U.S. government.	1-24	Market Credit Call

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-24	Market

Variable Amount Master Demand Notes: Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the issuer, they are not normally traded. Although there is no secondary market on these notes, a fund may demand payment of principal and accrued interest at specified intervals.	16-20	Credit

INSTRUMENT	FUND CODE	RISK TYPE
Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a fund on demand.	1-24	Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	1-11, 16-19, 21-24	Market Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-24	Market Credit Leverage Liquidity

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.	1, 12-20	Market Credit Call

Zero-Coupon Debt Obligations: Bonds and other types of debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.	1-24	Credit Market Zero Coupon

2. The first paragraph of the section “Other Risks” on page 105 is deleted in its entirety and replaced with the following:

Fiduciary shares of the Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Fundamental Equity Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Bond Fund, Short Term Bond Fund, Diversified Money Market Fund, Equity Income Fund, Geneva Growth Fund, Geneva Small Cap Growth Fund and NYSE Arca Tech 100 Index Fund (collectively the “Underlying Funds”) are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund’s asset levels and an Underlying Fund’s then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds’ transaction costs and possibly reducing the Underlying Funds’ performance.

3. The following paragraphs are added to the section “Glossary of Investment Risks” on pages 105-107:

Correlation Risk. Although the NYSE Arca Tech 100 Index Fund’s sub-adviser will attempt to track the performance of the NYSE Arca Tech 100 Index, there can be no assurance that it will be able to do so in all market conditions. For example, the index options and futures used by the NYSE Arca Tech 100 Index Fund’s sub-adviser to equitize the Fund’s cash positions and short-term investments may not precisely track the performance of the NYSE Arca Tech 100 Index. Also, the Fund will incur brokerage commissions and other transaction costs in order to maintain investments that mirror the NYSE Arca Tech 100 Index, and will incur advisory and other service fees and operating costs and expenses that will reduce the total return of the Fund as compared to that of the NYSE Arca Tech 100 Index.

Options and Futures Strategies. Losses associated with index futures contracts and index options in which a fund may invest sometimes can be substantial. This partly is because a relatively small price movement in an index option or an index futures contract could result in an immediate and substantial loss or gain for a fund. Also, there is a possibility that active trading may decline or cease altogether in the secondary market for a futures contract or an option held by a fund. A fund consequently might be unable to close out a position prior to its maturity date, which could limit its ability to avoid further loss on the position.

Qualified Dividends Risk. Although it is expected that most of the dividends paid from a fund’s investment income will generally be considered “qualified dividend income” and taxed at a 15% federal income tax rate under current law (which is subject to change), some of the dividends will not be so qualified and will be subject to tax at ordinary income rates. Changes to tax laws that increase taxes on dividends could reduce the value of securities that pay dividends, and thus the value of an investment in a fund. Distributions from real estate investment trusts (REITs) held by a fund will generally not constitute qualified dividend income.

Stock Selection Risk. The adviser’s or sub-adviser’s strategy for selecting common stocks for purchase depends on the ability of the adviser or sub-adviser to select stocks that demonstrate income production and long-term capital appreciation. A fund is subject to the risk that the adviser’s or sub-adviser’s stock selections may not achieve the desired long-term capital appreciation or growth, or may even decline in value. Additionally, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole.

4. The paragraph titled “Small-Company Stock Risk” on page 107 in the section “Glossary of Investment Risks” is deleted in its entirety and replaced with the following:

Small and Medium-Sized Company Stock Risk. Investing in small- and medium-sized companies is generally more risky than investing in large companies, for a variety of reasons. Many small- and medium-sized companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small- and medium-sized companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small- and medium-sized companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. Companies that offer niche products or services may be especially vulnerable to declines in market demand for those products or services. The performance of a fund that concentrates on small- or medium-sized companies may be more volatile than that of a fund that invests primarily in larger companies.